Employees - Summary of Staff Cost and Average Number of Employees (Details) employee in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Disclosure Of Staff And Management Costs [Line Items]
Wages and salaries | €	€ (5,433)	€ (5,852)	€ (5,722)
Social security costs | €	(594)	(640)	(591)
Other pension costs | €	(333)	(339)	(348)
Share-based compensation costs | €	(284)	(324)	(212)
Gross staff costs | €	€ (6,644)	€ (7,155)	€ (6,873)
Average number of employees during the year | employee	100	105	108
Discontinued operations
Disclosure Of Staff And Management Costs [Line Items]
Gross staff costs | €	€ (925)	€ (1,013)	€ (987)
Average number of employees during the year | employee	18	20	20
Aggregate continuing and discontinued operations
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | employee	118	125	128
Asia Pacific Africa
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | employee	51	54	56
The Americas
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | employee	30	31	32
Europe
Disclosure Of Staff And Management Costs [Line Items]
Average number of employees during the year | employee	19	20	20